Finance Lease Liabilities	12 Months Ended
Mar. 31, 2026
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

Note 18 — FINANCE LEASE LIABILITIES

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property, plant and equipment and current and non-current finance lease liabilities on the consolidated balance sheets.

Future finance lease payments as of March 31, 2025 and 2026, are detailed as follows:

	As of March 31,
	2025	2026	2026
Finance leases	S$	S$	US$
2026	238,473	—	—
2027	200,085	243,228	188,538
2028	182,094	225,198	174,562
2029	128,072	172,034	133,352
2030	68,013	109,277	84,706
2031	—	103,110	79,926
Thereafter	75,113	78,043	60,495
Total future lease payment	891,850	930,890	721,579
Less: Imputed interest	(99,020)	(97,362)	(75,470)
Present value of finance lease liabilities	792,830	833,528	646,109
Less: Current portion	(199,320)	(206,352)	(159,954)
Long-term portion of finance lease liabilities	593,510	627,176	486,155

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

	2025	2026
Weighted average remaining lease term (Years)
Finance leases	3	3

Weighted average discount rate
Finance leases	4%	4%

The components of the finance lease cost are as follows:

	For the years ended 31 March,
	2024	2025	2026	2026
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	219,170	270,036	322,117	249,684
Interest on finance lease (Included in interest expense)	80,461	39,858	44,666	34,623
	299,631	309,894	366,783	284,307